October 14, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:       Jackson National Separate Account – I (Rewards)
File Nos. 333-155675 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at (517) 367-3872.

Yours truly,

FRANK J. JULIAN

Frank J. Julian
Associate General Counsel